Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash equivalents	$ 2,100	$ 2,500
Net ordinary income percentage	98.00%
Capital gain net income percentage	98.20%
Nondeductible federal excise tax percentage	4.00%